long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	Note	2025	2024
Senior unsecured
TELUS Corporation senior notes	(b)	$18,191	$22,077
TELUS Corporation commercial paper	(c)	952	1,404
Other	(e)	295	—
TELUS Communications Inc. debentures	(f)	—	200
Junior unsecured
TELUS Corporation junior subordinated notes	(g)	7,250	—
Secured
TELUS International (Cda) Inc. credit facility	(h)	—	1,703
Other	(i)	537	588
		27,225	25,972
Lease liabilities	(j)	3,314	2,882
Long-term debt		$30,539	$28,854
Current		$3,102	$3,246
Non-current		27,437	25,608
Long-term debt		$30,539	$28,854

Schedule of long-term debt maturities

Composite long-term debt denominated in	Canadian dollars			U.S. dollars					Other currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
	excluding	Leases [1]		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [2]	Pay	Total	(Note 19)	Total
2026	$1,450	$580	$2,030	$952	$38	$(952)	$966	$1,004	$60	$3,094
2027	52	528	580	1,508	32	(1,507)	1,459	1,492	50	2,122
2028	1,955	416	2,371	—	33	—	—	33	40	2,444
2029	1,408	277	1,685	—	37	—	—	37	32	1,754
2030	1,655	162	1,817	274	38	(959)	962	315	20	2,152
2031-2035	5,262	372	5,634	1,234	32	(2,330)	2,247	1,183	61	6,878
Thereafter	6,270	499	6,769	5,389	—	(1,278)	1,227	5,338	3	12,110
Future cash outflows in respect of composite long-term debt principal repayments	18,052	2,834	20,886	9,357	210	(7,026)	6,861	9,402	266	30,554
Future cash outflows in respect of associated interest and like carrying costs [3]	11,965	683	12,648	10,154	80	(5,877)	5,655	10,012	84	22,744
Undiscounted contractual maturities (Note 4(c))	$30,017	$3,517	$33,534	$19,511	$290	$(12,903)	$12,516	$19,414	$350	$53,298

1

As set out in Note 3, we may issue new debt to replace existing debt with different characteristics. Subsequent to December 31, 2025, as part of managing our capital structure, using a portion of cash provided from long-term debt (with different characteristics) issued for the repayment of indebtedness and for general corporate purposes in the year ended December 31, 2025, we chose to replace, and discretionarily prepay, $732 of lease principal, which would have the effect of bringing forward lease principal payments of $221, $154, $85 and $17, from 2027, 2028, 2029 and 2030, respectively, to 2026.

2

Where applicable, cash flows reflect foreign exchange rates as at December 31, 2025. Maturities and gross cash flows for the TELUS Corporation junior subordinated notes reflect the initial fixed rate reset date.

3

Future cash outflows in respect of associated interest and like carrying costs for sustainability-linked notes, commercial paper, amounts drawn under our credit facilities (if any), other (unsecured) and junior subordinated notes have been calculated based upon the rates in effect as at December 31, 2025.

TELUS Corporation senior notes
long-term debt
Schedule of long-term debt maturities

														Redemption present
								Principal face amount						value spread
						Effective					Outstanding at
			Issue			interest		Originally			financial			Basis	Cessation
TELUS Corporation senior note series	Issued	Maturity	price			rate [1]		issued			statement date			points [2]	date
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million	$	NIL		38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026 [3]		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [4]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [4]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
4.80% Notes, Series CAO	February 2024	December 2028		$998.95		4.83%			$700	million		$700	million	28	Nov. 15, 2028
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
5.60% Notes, Series CAM	September 2023	September 2030		$998.85		5.62%			$500	million		$500	million	46	July 9, 2030
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
4.95% Notes, Series CAP	February 2024	February 2031		$997.07		5.00%			$600	million		$600	million	34.5	Dec. 18, 2030
4.65% Notes, Series CAQ	August 2024	August 2031		$999.11		4.66%			$700	million		$700	million	38.5	June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [5]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [4]	February 2022	May 2032	US$	997.13		3.43	% [5]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [5]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.95% Sustainability-Linked Notes, Series CAJ	March 2023	March 2033		$998.28		4.97	% [5]		$500	million		$500	million	54.5	Dec. 28, 2032
5.75% Sustainability-Linked Notes, Series CAK	September 2023	September 2033		$997.82		5.78	% [5]		$850	million		$850	million	52	June 8, 2033
5.10% Sustainability-Linked Notes, Series CAN	February 2024	February 2034		$996.44		5.15	% [5]		$500	million		$500	million	38.5	Nov. 15, 2033
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$129	million [7]	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [6]	April 2044		$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$60	million [7]	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [8]	March 2048		$998.06	[8]	4.71	% [8]		$325	million [8]		$89	million [7,8]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [4]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	561	million [7]	25	May 16, 2048
4.30% U.S. Dollar Notes [4]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	371	million [7]	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [9]	February 2050		$997.54	[9]	3.97	% [9]		$400	million [9]		$73	million [7,9]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$49	million [7]	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052
5.95% Notes, Series CAL	September 2023	September 2053		$992.67		6.00%			$400	million		$400	million	61.5	Mar. 8, 2053

1

The effective interest rate represents the yield the notes would provide to an initial debt holder if held to maturity and, in respect of sustainability-linked notes, if no trigger events or MFN step-ups occur.

2

For Canadian dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the cessation date, or (ii) 100% of the principal amount thereof.

3	On December 16, 2025, we exercised our right to, and did, early redeem, on January 16, 2026, all of our 3.75% Notes, Series CV.
4

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent		Exchange
TELUS Corporation senior note series	fixed at	principal		rate
2.80% U.S. Dollar Notes	2.95%	$792	million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667	million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1.1	billion	$1.2753
4.60% U.S. Dollar Notes	4.41%	$728	million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$498	million	$1.3435

5

If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ending December 31, 2030, the sustainability-linked notes will incur increased interest rates from the trigger date through to their individual maturities. The interest rate on certain sustainability-linked notes may also increase (MFN step-up) if we fail to meet additional sustainability and/or environmental, social or governance targets specified in a sustainability-linked bond; the interest rate on these notes, however, in no event can exceed the initial rate by more than the combined MFN step-up and trigger event limit, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any sustainability-linked notes without having obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the redemption date, any interest accrued will be determined using the following rates:

	Sustainability performance target verification assurance certificate			Aggregate	Redemption
			Post-trigger	MFN step‑up	interest accrual
			event	and trigger	rate if certificate
TELUS Corporation senior note series	Fiscal year	Trigger date	interest rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ	2030	Mar. 28, 2031	5.70%	1.50%	5.70%
5.75% Sustainability-Linked Notes, Series CAK	2030	Apr. 30, 2031	6.35%	1.20%	6.35%
5.10% Sustainability-Linked Notes, Series CAN	2030	Feb. 15, 2031	5.60%	1.00%	5.60%

6

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

7	In the year ended December 31, 2025, we acquired TELUS Corporation senior notes pursuant to our June 2025 and December 2025 tender offers, as set out in the following table.

		Tender offer principal face amount acquired (millions)
TELUS Corporation senior note series	Maturity	June 2025		Dec. 2025	Total
4.40% Notes, Series CL	April 2043		—	$471		$471
4.40% Notes, Series CU	Jan. 2046		$267	$173		$440
4.70% Notes, Series CW	Mar. 2048		—	$386		$386
4.60% U.S. Dollar Notes	Nov. 2048	US$	189	—	US$	189
4.30% U.S. Dollar Notes	June 2049	US$	129	—	US$	129
3.95% Notes, Series CAB	Feb. 2050		$695	$32		$727
4.10% Notes, Series CAE	April 2051		$422	$29		$451

8

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.

9

$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

TELUS Corporation credit facility
long-term debt
Schedule of details of long-term debt

As at December 31 (millions)	2025	2024
Net available	$1,798	$1,346
Backstop of commercial paper	952	1,404
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

TELUS Corporation junior subordinated notes
long-term debt
Schedule of long-term debt maturities

						Principal face amount
											Outstanding
						Initial effective		Originally			at financial			No-call period	Rate reset
TELUS Corporation junior subordinated note series	Issued	Maturity	Issue price			interest rate [1]		issued			statement date			cessation date	minimum [2]
6.25% Fixed-to-Fixed Rate, Series CAR	Multiple [3]	July 2055		$1,006.41	[3]	6.09	% [3]		$1.1 billion	[3]		$1.5 billion	[3]	July 21, 2030	6.25%
6.75% Fixed-to-Fixed Rate, Series CAS	Multiple [4]	July 2055		$1,020.45	[4]	6.46	% [4]		$500 million	[4]		$925 million	[4]	July 21, 2035	6.75%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A 5	June 2025	Oct. 2055	US$	1,000.00		6.625%		US$	700 million		US$	700 million		Oct. 15, 2030	6.625%
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B [5]	June 2025	Oct. 2055	US$	1,000.00		7.000%		US$	800 million		US$	800 million		Oct. 15, 2035	7.000%
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C [5]	Dec. 2025	June 2056	US$	1,000.00		6.375%		US$	800 million		US$	800 million		June 9, 2031	6.375%
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D [5]	Dec. 2025	June 2056	US$	1,000.00		6.625%		US$	700 million		US$	700 million		June 9, 2036	6.625%
5.375% Fixed-to-Fixed Rate, Series CAT	Dec. 2025	June 2056		$1,000.00		5.375%			$400 million			$400 million		June 9, 2031	5.375%
5.875% Fixed-to-Fixed Rate, Series CAU	Dec. 2025	June 2056		$1,000.00		5.875%			$400 million			$400 million		June 9, 2036	5.875%

1	The effective interest rate represents the minimum yield the notes would provide to an initial debt holder if held to maturity.
2

For the Series CAR, Series CAS, Series CAT and Series CAU Notes, the rate reset is based upon a spread to the Five Year Government of Canada Bond Yield at the rate reset date, but is subject to a rate reset minimum.

For the U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A, U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B, U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C and U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D Notes, the rate reset is based upon a spread to Five-Year U.S. Treasury Rate at the rate reset date, but is subject to a reset minimum.

3

$1.1 billion of 6.25% Fixed-to-Fixed Rate, Series CAR Notes were issued in April 2025 at an issue price of $999.65 and an initial effective interest rate of 6.25%. This series of notes was reopened in June 2025 and a further $375 million of notes were issued at an issue price of $1,026.25 and an initial effective interest rate of 5.61%.

4

$500 million of 6.75% Fixed-to-Fixed Rate, Series CAS Notes were issued in April 2025 at an issue price of $999.59 and an initial effective interest rate of 6.75%. This series of notes was reopened in June 2025 and a further $425 million of notes were issued at an issue price of $1,045.00 and an initial effective interest rate of 6.13%.

5

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that, during the first no-call periods, effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

	First no-call period interest	Canadian dollar equivalent
TELUS Corporation junior subordinated note series	rate fixed at	principal	Exchange rate
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series A	5.79%	$1.0 billion	$1.3743
U.S. Dollar 7.000% Fixed-to-Fixed Rate, Series B	6.42%	$1.1 billion	$1.3743
U.S. Dollar 6.375% Fixed-to-Fixed Rate, Series C	5.64%	$1.1 billion	$1.3957
U.S. Dollar 6.625% Fixed-to-Fixed Rate, Series D	6.07%	$1.0 billion	$1.3955

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of details of long-term debt

	Revolving		Term loan
As at December 31 (millions)	components		components [1]		Total
2024
Available	US$	611	US$	—	US$	611
Outstanding
Due to other		175		1,017		1,192
Due to TELUS Corporation		14		78		92
	US$	800	US$	1,095	US$	1,895

1

Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we had entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively would have converted an amortizing amount of U.S. dollar-denominated principal payments and associated interest obligations to European euro obligations with an effective fixed interest rate of 2.6% and an effective fixed exchange rate of US$1.088:€1.00 on the principal amount; the initial notional amount of these foreign exchange derivatives was US$448. These had been accounted for as a net investment hedge in a foreign operation (see Note 4). Upon repayment of the credit facility, the hedging relationships became ineffective and hedge accounting was discontinued.